Other Assets (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Security deposits for leased property	$ 63.2	2,812.8	4,110.2
Sundry accounts receivable	149.7	6,666.5	8,024.1
Advance tax (net of provision for taxes)	218.8	9,743.7	9,733.9
Advances	17.9	799.0	1,288.3
Prepaid expenses	22.8	1,016.0	1,050.3
Restricted cash/ securitization margin for credit enhancement and securitized transactions	50.9	2,269.2	103.2
Derivatives	1,697.2	75,593.6	77,929.2
Others	373.1	16,631.6	11,848.9
Total	$ 2,593.6	115,532.4	114,088.1